Vessels - Future expected payments of vessels under construction (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Future expected payments for vessels under construction
Total Future expected payments	$ 57,647	$ 218,565
Not later than one year [Member]
Future expected payments for vessels under construction
Future expected payments	57,647	218,565
Later than one year and not later than three years [Member]
Future expected payments for vessels under construction
Future expected payments	0	0
Later than three years and not later than five years [Member]
Future expected payments for vessels under construction
Future expected payments	$ 0	$ 0